UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Rima Management, L.L.C.

Address: 110 East 55th Street, Suite 1600
         New York, NY 10022

13F File Number: 028-11698


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   George Malikotsis
Title:  Vice President
Phone:  (514) 281-8082


Signature, Place and Date of Signing:


/s/ George Malikotsis             New York, NY                   11/9/06
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number                        Name
--------------------                        ----
028-11888                                   Senvest International LLC

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:   128

Form 13F Information Table Value Total: $ 245,333
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

1.          028-11888         Senvest International LLC
-----------------------       ------------------------------

* All assets reported in this filing are under the common control of Richard Mashaal as the Managing Member of Rima Management, L.L.C and as an employee of Senvest International LLC, whose proprietary portfolio he manages.

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                             COLUMN  2        COLUMN 3   COLUMN 4      COLUMN 5      COLUMN 6     COLUMN 7      COLUMN 8

                                     TITLE OF                    VALUE    SHRS OR  SH/ PUT/ INVESTMENT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                       CLASS             CUSIP     (X$1000) PRN AMT  PRN CALL DISCRETION    MNGR S  SOLE  SHARED  NONE
ADAPTEC INC                          COM               00651F108    335     76,000 SH       SHARED-DEFINED 1            76,000
ADVANCED LIFE SCIENCES HLDGS INC     COM               00765H107  1,197    401,727 SH       SHARED-DEFINED 1           401,727
ALADDIN KNOWLEDGE SYS LTD            ORD               M0392N101  6,547    388,524 SH       SHARED-DEFINED 1           388,524
ALL AMERICAN SEMICONDUCTOR INC (NEW) COM NEW           016557407    104     34,500 SH       SHARED-DEFINED 1            34,500
ALVARION LTD                         SHS               M0861T100    199     31,184 SH       SHARED-DEFINED 1            31,184
AMICAS INC                           COM               001712108    622    208,829 SH       SHARED-DEFINED 1           208,829
AMPAL AMERN ISRAEL CORP              CL A              032015109     58     12,300 SH       SHARED-DEFINED 1            12,300
APEX SILVER MINES LTD                ORD               G04074103    871     52,251 SH       SHARED-DEFINED 1            52,251
ARENA PHARMACEUTICALS INC            COM               040047102  7,815    652,324 SH       SHARED-DEFINED 1           652,324
AUDIOCODES LTD                       ORD               M15342104  1,449    154,262 SH       SHARED-DEFINED 1           154,262
BBVA BANCO FRANCES S A               SPONSORED ADR     07329M100    803    108,500 SH       SHARED-DEFINED 1           108,500
BOSTON SCIENTIFIC CORP               COM               101137107    552     37,300 SH       SHARED-DEFINED 1            37,300
BRISTOL MYERS SQUIBB CO              COM               110122108    623     25,000 SH       SHARED-DEFINED 1            25,000
BROOKS AUTOMATION INC                COM               114340102    181     13,840 SH       SHARED-DEFINED 1            13,840
CAMBIOR INC                          COM               13201L103     70     19,700 SH       SHARED-DEFINED 1            19,700
CARDIOME PHARMA CORP                 COM NEW           14159U202  4,419    382,602 SH       SHARED-DEFINED 1           382,602
CEVA INC                             COM               157210105  2,047    361,646 SH       SHARED-DEFINED 1           361,646
CHECK POINT SOFTWARE TECH LT         ORD               M22465104  3,876    203,135 SH       SHARED-DEFINED 1           203,135
CINCINNATI BELL INC NEW              COM               171871106    166     34,500 SH       SHARED-DEFINED 1            34,500
CISCO SYS INC                        COM               17275R102    565     24,580 SH       SHARED-DEFINED 1            24,580
CITIGROUP INC                        COM               172967101    621     12,500 SH       SHARED-DEFINED 1            12,500
CLARIENT INC                         COM               180489106    164    200,000 SH       SHARED-DEFINED 1           200,000
COEUR D ALENE MINES CORP IDA         COM               192108108    151     32,000 SH       SHARED-DEFINED 1            32,000
COHU INC                             COM               192576106  2,195    123,112 SH       SHARED-DEFINED 1           123,112
COMMTOUCH SOFTWARE LTD               ORD               M25596103     60     66,850 SH       SHARED-DEFINED 1            66,850
COMVERSE TECHNOLOGY INC              COM PAR $0.10     205862402    364     17,000 SH       SHARED-DEFINED 1            17,000
CONCORD CAMERA CORP                  COM               206156101      5     10,600 SH       SHARED-DEFINED 1            10,600
COSI INC                             COM               22122P101    133     24,740 SH       SHARED-DEFINED 1            24,740
COVAD COMMUNICATIONS GROUP I         COM               222814204    201    135,000 SH       SHARED-DEFINED 1           135,000
CUISINE SOLUTIONS INC                COM               229904107    155     27,000 SH       SHARED-DEFINED 1            27,000
CYBERSOURCE CORP                     COM               23251J106    340     28,722 SH       SHARED-DEFINED 1            28,722
DESCARTES SYS GROUP INC              COM               249906108    200     51,000 SH       SHARED-DEFINED 1            51,000
D R HORTON INC                       COM               23331A109    625     26,100 SH       SHARED-DEFINED 1            26,100
DSP GROUP INC                        COM               23332B106 11,661    510,328 SH       SHARED-DEFINED 1           510,328
ECI TELECOM LTD                      ORD               268258100  1,461    177,067 SH       SHARED-DEFINED 1           177,067
ECTEL LTD                            ORD               M29925100    200     45,034 SH       SHARED-DEFINED 1            45,034
ELBIT SYS LTD                        ORD               M3760D101    514     17,278 SH       SHARED-DEFINED 1            17,278
EMCORE CORP                          COM               290846104    561     94,710 SH       SHARED-DEFINED 1            94,710
EMPIRE RESORTS INC                   NOTE 5.5% 7/3     292052AB3    440    500,000 PRN      SHARED-DEFINED 1           500,000
ENCORE CAP GROUP INC                 COM               292554102  4,448    342,651 SH       SHARED-DEFINED 1           342,651
EXPEDIA INC DEL                      COM               30212P105    180     11,481 SH       SHARED-DEFINED 1            11,481
FACTORY CARD OUTLET & PARTY          COM               303051106    233     28,000 SH       SHARED-DEFINED 1            28,000
GENCO SHIPPING & TRADING LTD         SHS               Y2685T107    635     28,020 SH       SHARED-DEFINED 1            28,020
GLENAYRE TECHNOLOGIES INC            COM               377899109    526    238,936 SH       SHARED-DEFINED 1           238,936
GOLDMAN SACHS GROUP INC              COM               38141G104  1,083      6,400 SH       SHARED-DEFINED 1             6,400
GREENFIELD ONLINE INC                COM               395150105  2,227    214,314 SH       SHARED-DEFINED 1           214,314
GRUPO FINANCIERO GALICIA SA          SP ADR 10 SH B    399909100    486     74,300 SH       SHARED-DEFINED 1            74,300
GUITAR CTR MGMT INC                  COM               402040109    313      7,000 SH       SHARED-DEFINED 1             7,000
HANGER ORTHOPEDIC GROUP INC          COM NEW           41043F208  1,587    241,200 SH       SHARED-DEFINED 1           241,200
HSBC HLDGS PLC                       SPON ADR NEW      404280406  2,215     24,200 SH       SHARED-DEFINED 1            24,200
ICAGEN INC                           COM               45104P104     63     68,757 SH       SHARED-DEFINED 1            68,757
ICO GLOBAL COMM HLDGS LTD DE         CL A              44930K108    511     87,300 SH       SHARED-DEFINED 1            87,300
IMMERSION CORP                       COM               452521107  1,185    165,772 SH       SHARED-DEFINED 1           165,772
INTEL CORP                           COM               458140100  1,152     56,000 SH       SHARED-DEFINED 1            56,000
JACADA LTD                           ORD               M6184R101    865    393,360 SH       SHARED-DEFINED 1           393,360
JUPITERMEDIA CORP                    COM               48207D101  3,466    400,285 SH       SHARED-DEFINED 1           400,285
MAGAL SECURITY SYS LTD               ORD               M6786D104    456     48,100 SH       SHARED-DEFINED 1            48,100
MAGUIRE PPTYS INC                    COM               559775101    269      6,600 SH       SHARED-DEFINED 1             6,600
MARINER ENERGY INC                   COM               56845T305    999     54,400 SH       SHARED-DEFINED 1            54,400
MAXIM INTERGRATED PRODS INC          COM               57772K101    258      9,200 SH       SHARED-DEFINED 1             9,200
MAXIMUS INC                          COM               577933104  1,514     58,000 SH       SHARED-DEFINED 1            58,000
MCMORAN EXPLORATION CO               COM               582411104  2,400    135,300 SH       SHARED-DEFINED 1           135,300
MEDIVATION INC                       COM               58501N101  2,684    297,600 SH       SHARED-DEFINED 1           297,600
MER TELEMANAGEMENT SOLUTIONS         ORD               M69676100     31     13,400 SH       SHARED-DEFINED 1            13,400
MERIDIAN RESOURCE CORP               COM               58977Q109    382    124,809 SH       SHARED-DEFINED 1           124,809
METALINK LTD                         ORD               M69897102    673    126,077 SH       SHARED-DEFINED 1           126,077
MICROSOFT CORP                       COM               594918104  1,750     64,000 SH       SHARED-DEFINED 1            64,000
MILLICOM INTL CELLULAR SA            SHS NEW           L6388F110 22,589    552,030 SH       SHARED-DEFINED 1           552,030
MRV COMMUNICATIONS INC               COM               553477100     91     33,000 SH       SHARED-DEFINED 1            33,000
MSYSTEMS LTD                         SHS               M7061C100 39,181    973,674 SH       SHARED-DEFINED 1           973,674
MULTIBAND CORP                       COM               62544X100    120    156,000 SH       SHARED-DEFINED 1           156,000
NICE SYS LTD                         SPONSORED ADR     653656108  1,707     61,686 SH       SHARED-DEFINED 1            61,686
NORTEL NETWORKS CORP NEW             COM               656568102    244    106,000 SH       SHARED-DEFINED 1           106,000
NORTHSTAR RLTY FIN CORP              COM               66704R100  5,415    426,350 SH       SHARED-DEFINED 1           426,350
NOVA MEASURING INSTRUMENTS L         COM               M7516K103    536    288,012 SH       SHARED-DEFINED 1           288,012
ON TRACK INNOVATION LTD              SHS               M8791A109    507     67,550 SH       SHARED-DEFINED 1            67,550
OPENWAVE SYS INC                     COM NEW           683718308  1,008    107,674 SH       SHARED-DEFINED 1           107,674
OPTIBASE LTD                         ORD               M7524R108     60     20,740 SH       SHARED-DEFINED 1            20,740
OPTIMAL GROUP INC                    CL A NEW          68388R208    643     54,655 SH       SHARED-DEFINED 1            54,655
ORBOTECH LTD                         ORD               M75253100  1,206     50,871 SH       SHARED-DEFINED 1            50,871
PAN AMERICAN SILVER CORP             COM               697900108    247     12,640 SH       SHARED-DEFINED 1            12,640
PC-TEL INC                           COM               69325Q105  1,488    141,715 SH       SHARED-DEFINED 1           141,715
PERFORMANCE FOOD GROUP CO            COM               713755106    787     28,000 SH       SHARED-DEFINED 1            28,000
PERICOM SEMICONDUCTOR CORP           COM               713831105  1,191    122,126 SH       SHARED-DEFINED 1           122,126
PETRO-CDA                            COM               71644E102    202      5,000 SH       SHARED-DEFINED 1             5,000
PFIZER INC                           COM               717081103  8,321    293,400 SH       SHARED-DEFINED 1           293,400
PHARMACOPEIA DRUG DISCVRY IN         COM               7171EP101    296     78,032 SH       SHARED-DEFINED 1            78,032
PHOTOMEDEX INC                       COM               719358103    298    182,600 SH       SHARED-DEFINED 1           182,600
POWERDSINE LTD                       SHS               M41415106  4,374    459,899 SH       SHARED-DEFINED 1           459,899
PXRE GROUP LTD                       COM               G73018106     58     14,000 SH       SHARED-DEFINED 1            14,000
QUEST RESOURCE CORP                  COM NEW           748349305  1,510    170,097 SH       SHARED-DEFINED 1           170,097
QUICKLOGIC CORP                      COM               74837P108  1,610    454,799 SH       SHARED-DEFINED 1           454,799
RADCOM LTD                           ORD               M81865103    165     51,800 SH       SHARED-DEFINED 1            51,800
RADWARE LTD                          ORD               M81873107  6,811    501,937 SH       SHARED-DEFINED 1           501,937
RAM ENERGY RESOURCES INC             UNIT 05/11/2008   75130P208    132     20,000 SH       SHARED-DEFINED 1            20,000
RAM ENERGY RESOURCES INC             COM               75130P109    281     58,450 SH       SHARED-DEFINED 1            58,450
RAMTRON INTL CORP                    COM NEW           751907304     89     26,847 SH       SHARED-DEFINED 1            26,847
SANDISK CORP                         COM               80004C101  5,501    102,754 SH       SHARED-DEFINED 1           102,754
SAPIENS INTL CORP NV                 SHS NEW           N7716A151     31     24,600 SH       SHARED-DEFINED 1            24,600
SIERRA WIRELESS INC                  COM               826516106    201     17,500 SH       SHARED-DEFINED 1            17,500
SILICON MOTION TECHNOLOGY CO         SPONSORED ADR     82706C108    426     25,599 SH       SHARED-DEFINED 1            25,599
SILICON STORAGE TECHNOLOGY I         COM               827057100     87     21,158 SH       SHARED-DEFINED 1            21,158
SILVER WHEATON CORP                  COM               828336107    959    101,600 SH       SHARED-DEFINED 1           101,600
SKYWORKS SOLUTIONS INC               COM               83088M102    202     39,000 SH       SHARED-DEFINED 1            39,000
STANDARD PAC CORP NEW                COM               85375C101    848     36,100 SH       SHARED-DEFINED 1            36,100
STATS CHIPPAC LTD                    SPONSORED ADR     85771T104  2,820    469,236 SH       SHARED-DEFINED 1           469,236
SUMTOTAL SYS INC                     COM               866615107    830    111,373 SH       SHARED-DEFINED 1           111,373
SUPERTEX INC                         COM               868532102 20,513    527,739 SH       SHARED-DEFINED 1           527,739
SYNTROLEUM CORP                      COM               871630109     50     10,400 SH       SHARED-DEFINED 1            10,400
TARO PHARMACEUTICALS INDS LTD        SHS A             M8737E108    146     11,000 SH       SHARED-DEFINED 1            11,000
TECHNICAL OLYMPIC USA INC            COM               878483106  1,040    105,800 SH       SHARED-DEFINED 1           105,800
STEAK N SHAKE CO                     COM               857873103    557     33,000 SH       SHARED-DEFINED 1            33,000
TIME WARNER INC                      COM               887317105    474     26,000 SH       SHARED-DEFINED 1            26,000
TIVO INC                             COM               888706108    568     74,900 SH       SHARED-DEFINED 1            74,900
TOWER SEMICONDUCTOR LTD              ORD               M87915100     70     48,079 SH       SHARED-DEFINED 1            48,079
TRANSGLOBE ENERGY CORP               COM               893662106    120     25,000 SH       SHARED-DEFINED 1            25,000
TTI TEAM TELECOM INTL LTD            ORD               M88258104  4,593   1,301,00 SH       SHARED-DEFINED 1         1,301,005
VCAMPUS CORP                         COM NEW           92240C308     10     56,591 SH       SHARED-DEFINED 1            56,591
VICAL INC                            COM               925602104  1,543    305,500 SH       SHARED-DEFINED 1           305,500
VICOR CORP                           COM               925815102  5,580    483,541 SH       SHARED-DEFINED 1           483,541
VISTEON CORP                         COM               92839U107  4,684    574,700 SH       SHARED-DEFINED 1           574,700
WARNACO GROUP INC                    COM NEW           934390402  1,238     64,000 SH       SHARED-DEFINED 1            64,000
WILD OATS MARKETS INC                COM               96808B107  2,832    175,272 SH       SHARED-DEFINED 1           175,272
WJ COMMUNICATIONS INC                COM               929284107     76     35,400 SH       SHARED-DEFINED 1            35,400
SYNTROLEUM CORP                      *W EXP 11/04/200  871630117     25     12,000 SH       SHARED-DEFINED 1            12,000
WYNDHAM WORLDWIDE CORP               COM               98310W108  1,228     43,900 SH       SHARED-DEFINED 1            43,900
XTL BIOPHARMACEUTICALS LTD           SPONSORED ADR     98386D109    929    402,333 SH       SHARED-DEFINED 1           402,333
YAHOO INC                            COM               984332106    849     33,600 SH       SHARED-DEFINED 1            33,600


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